PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2022 and 2021 are as follows:

	12-31-2022	12-31-2021
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	9,513	337
Provisions for litigations	639	337
Other short-term provisions	8,874	-
Long-term provisions, non-Current	40,706	29,549
Provisions for litigations	39,029	29,549
Other long-term provisions	1,677	-
Total provisions	50,219	29,886

Disclosure of other provisions [text block]
	12-31- 2022
	Litigations (*)	Other provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,886	-	29,886
Changes in provisions
Additional provisions	24,582	8,875	33,457
Used provisions	(13,652)	-	(13,652)
Increase (decrease) in foreign exchange	(1,144)	-	(1,144)
Other increases (decreases)	(4)	1,676	1,672
Total changes	9,782	10,551	20,333
Closing balance	39,668	10,551	50,219

(*)	The increase in litigations is mainly made up of ThU.S.$ 24,533 (subsidiaries in Brazil) for civil and labor lawsuits.
(**)	The increase in Other Provisions corresponds to the dismantling L1.

	12-31-2021
	Litigations (*)	Other provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	30,836	-	30,836
Changes in provisions
Additional provisions	8,592	-	8,592
Used provisions	(5,349)	-	(5,349)
Increase (decrease) in foreign currency exchange	(4,505)	-	(4,505)
Other Increases (Decreases)	312	-	312
Total Changes	(950)	-	(950)
Closing balance	29,886	-	29,886

(*)	The increase in litigations is mainly made up of ThU.S.$ 8,543 (subsidiaries in Brazil) for civil and labor lawsuits.

	12-31-2020
	Litigations (*)	Other provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	33,011	11	33,024
Changes in provisions
Additional provisions	3,257	-	3,257
Used provisions	(2,832)	-	(2,832)
Increase (decrease) in foreign currency exchange	(2,240)	-	(2,240)
Other Increases (Decreases)	(362)	(11)	(373)
Total Changes	(2,177)	(11)	(2,188)
Closing balance	30,836	-	30,836

(*)	The increase in legal claims is comprised mainly by ThU.S.$ 3,045 and ThU.S.$ 212 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.